Schedule of subsidiaries (Details) - Moboom USA Inc [member]	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Principal activity	Dormant
Place of incorporation and operation	USA
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%